UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1.                                                         Schedule of Investments (filed herewith).

Pacific Advisors Governments Securities Fund

Schedule of Investments (unaudited)

as of September 30, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.26
HOTELS, RESTAURANTS & LEISURE
250	MCDONALD’S CORP.	23,702
		23,702	1.26

CONSUMER STAPLES			5.17
BEVERAGES
250	PEPSICO INC.	23,272
		23,272	1.24

FOOD PRODUCTS
500	GENERAL MILLS INC.	25,225
650	UNILEVER PLC	27,235
		52,460	2.79

HOUSEHOLD PRODUCTS
200	KIMBERLY-CLARK CORP.	21,514
		21,514	1.14

ENERGY			1.27
OIL, GAS & CONSUMABLE FUELS
200	CHEVRON CORP.	23,864
		23,864	1.27

HEALTH CARE			2.51
PHARMACEUTICALS
400	ELI LILLY & CO.	25,940
200	JOHNSON & JOHNSON	21,318
		47,258	2.51

INFORMATION TECHNOLOGY			1.48
SOFTWARE
600	MICROSOFT CORP.	27,816
		27,816	1.48

TELECOMMUNICATION SERVICES			1.69
DIVERSIFIED TELECOM. SERVICES
900	AT&T INC.	31,716
		31,716	1.69

UTILITIES			4.58
ELECTRIC UTILITIES
900	PPL CORP.	29,556
650	SOUTHERN CO.	28,373
		57,929	3.08

MULTI-UTILITIES
500	CONSOLIDATED EDISON INC.	28,330
		28,330	1.50

TOTAL COMMON STOCK (Cost: $244,536)		337,861	17.96

US GOVERNMENT SECURITIES
US GOVERNMENT AGENCY			83.64
US GOVERNMENT AGENCY
250,000	FEDERAL HOME LOAN MTG CORP. 0.50% 05/27/16	249,037
175,000	FEDERAL HOME LOAN MTG CORP. 1.50% 04/23/21 STEP	175,073
300,000	FEDERAL HOME LOAN BANK 0.50% 12/18/17 STEP	299,736
475,000	FEDERAL HOME LOAN BANK 0.50% 05/21/19 STEP	474,967
375,000	FEDERAL HOME LOAN BANK 0.50% 09/30/19 STEP	374,747
		1,573,560	83.64

TOTAL US GOVERNMENT SECURITIES (Cost: $1,575,125)	1,573,560	83.64

TOTAL INVESTMENT IN SECURITIES (Cost: $1,819,661)	1,911,421	101.60

OTHER ASSETS LESS LIABILITIES	(30,014)	(1.60)

TOTAL NET ASSETS	1,881,407	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Schedule of Investments (unaudited)

as of September 30, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			4.43
DISTRIBUTORS
1,750	GENUINE PARTS CO.	153,492
		153,492	1.17

HOTELS, RESTAURANTS & LEISURE
1,650	MCDONALD’S CORP.	156,437
		156,437	1.19

LEISURE EQUIPMENT & PRODUCTS
3,500	MATTEL INC.	107,275
		107,275	0.81

MEDIA
2,400	OMNICOM GROUP INC.	165,264
		165,264	1.26

CONSUMER STAPLES			8.35
BEVERAGES
4,500	COCA-COLA CO.	191,970
		191,970	1.46

FOOD & STAPLES RETAILING
2,600	CVS CAREMARK CORP.	206,934
4,000	SYSCO CORP.	151,800
4,250	THE KROGER CO.	221,000
2,200	WAL-MART STORES INC.	168,234
		747,968	5.68

HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	159,106
		159,106	1.21

ENERGY			3.00
ENERGY EQUIPMENT & SERVICES
2,000	SCHLUMBERGER LTD	203,380
		203,380	1.55

OIL, GAS & CONSUMABLE FUELS
2,500	CONOCOPHILLIPS	191,300
		191,300	1.45

FINANCIALS			3.01
COMMERCIAL BANKS
4,000	WELLS FARGO & CO.	207,480
		207,480	1.58

INSURANCE
3,500	METLIFE INC.	188,020
		188,020	1.43

HEALTH CARE			4.39
PHARMACEUTICALS
3,500	ABBVIE INC.	202,160
2,000	JOHNSON & JOHNSON	213,180
5,500	PFIZER INC.	162,635
		577,975	4.39

INDUSTRIALS			5.63
AEROSPACE & DEFENSE
1,750	HONEYWELL INT’L INC.	162,960
		162,960	1.24

AIR FREIGHT & LOGISTICS
1,750	UNITED PARCEL SERVICE INC. B	172,007
		172,007	1.31

COMMERCIAL SERVICES & SUPPLIES
4,500	WASTE MANAGEMENT INC.	213,885
		213,885	1.62

INDUSTRIAL CONGLOMERATES
7,500	GENERAL ELECTRIC CO.	192,150
		192,150	1.46

INFORMATION TECHNOLOGY			5.51
COMMUNICATIONS EQUIPMENT
9,000	CISCO SYSTEMS INC.	226,530
		226,530	1.72

SEMICONDUCTORS & EQUIPMENT
8,000	INTEL CORP.	278,560
		278,560	2.12

SOFTWARE
4,750	MICROSOFT CORP.	220,210
		220,210	1.67

MATERIALS			1.64
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	215,280
		215,280	1.64

TELECOMMUNICATION SERVICES			4.12
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	211,440
4,815	VERIZON COMMUNICATIONS INC.	240,702
		452,142	3.44

WIRELESS TELECOM. SERVICES
2,727	VODAFONE GROUP PLC	89,691
		89,691	0.68

UTILITIES			5.25
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	186,925
6,000	XCEL ENERGY INC.	182,400
		369,325	2.81

MULTI-UTILITIES
2,500	DOMINION RESOURCES INC.	172,725
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	148,960
		321,685	2.44

TOTAL COMMON STOCK (Cost: $4,399,888)		5,964,092	45.33

CORPORATE BOND
CONSUMER DISCRETIONARY			5.50
AUTO COMPONENTS
150,000	DELPHI CORP. 6.125% 05/15/21	164,625
		164,625	1.25

HOTELS, RESTAURANTS & LEISURE
100,000	DARDEN RESTAURANTS INC. 6.20% 10/15/17	111,326
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	113,124
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	102,717
100,000	WYNN LAS VEGAS LLC 7.75% 08/15/20	106,125
		433,292	3.29

MEDIA
100,000	TIME WARNER CABLE INC. 8.75% 02/14/19	125,881
		125,881	0.96

ENERGY			4.43
ENERGY EQUIPMENT & SERVICES
150,000	SESI LLC 6.375% 05/01/19	156,000
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	112,489
		268,489	2.04

OIL, GAS & CONSUMABLE FUELS
150,000	CONTINENTAL RESOURCES 7.375% 10/01/20	165,000
150,000	PETROBRAS GLOBAL FINANCE 2.00% 05/20/16	149,993
		314,993	2.39

FINANCIALS			20.04
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	158,399
100,000	FIFTH STREET FINANCE CORP. 4.875% 03/01/19	103,389
100,000	GOLDMAN SACHS GROUP INC. 1.63% 08/26/20 FLOAT	100,341
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	111,914
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	108,917
100,000	MORGAN STANLEY 3.50% 09/30/17 FLOAT	106,490
100,000	MORGAN STANLEY 4.50% 10/27/18 FLOAT	108,000
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	104,126
		901,576	6.85

COMMERCIAL BANKS
100,000	BANK OF AMERICA 1.99% 09/28/20 FIX-FLOAT	100,909
100,000	BANK OF AMERICA CORP. 4.57% 03/19/20 FLOAT	106,330
100,000	JPMORGAN CHASE & CO. 1.44% 09/01/15 FLOAT	99,999
125,000	JPMORGAN CHASE & CO. 3.99% 02/25/21 FLOAT	128,337
		435,575	3.31

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	102,750
100,000	LEUCADIA NATIONAL CORP. 8.125% 09/15/15	106,425
100,000	NASDAQ OMX GROUP 5.25% 01/16/18	109,416
100,000	NASDAQ OMX GROUP 5.55% 01/15/20	110,308
		428,899	3.26

INSURANCE
115,000	GENWORTH FINANCIAL INC. 8.625% 12/15/16	131,931
100,000	PRUDENTIAL FINANCIAL INC. 4.07% 11/02/20 FLOAT	106,191
		238,122	1.81

REAL ESTATE INVESTMENT TRUSTS
105,000	HOSPITALITY PROPERTIES TRUST 6.70% 01/15/18	117,178
100,000	HRPT PROPERTIES 6.25% 08/15/16	105,672
125,000	MACK-CALI REALTY LP 7.75% 08/15/19	148,453
150,000	OMEGA HLTHCARE INVESTORS 7.50% 02/15/20	158,063
100,000	SENIOR HOUSING PROP TRUST 4.30% 01/15/16	102,887
		632,253	4.81

HEALTH CARE			0.91
PHARMACEUTICALS
110,000	HOSPIRA INC. 6.05% 03/30/17	120,147
		120,147	0.91

INDUSTRIALS			5.59
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	50,000
		50,000	0.38

BUILDING PRODUCTS
115,000	OWENS CORNING INC. 9.00% 06/15/19	140,455
		140,455	1.07

MACHINERY
100,000	CNH AMERICA LLC 7.25% 01/15/16	104,750
100,000	HARSCO CORP. 5.75% 05/15/18	107,250
115,000	JOY GLOBAL INC. 6.00% 11/15/16	125,613
		337,613	2.57

TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	107,875
100,000	INTL LEASE FINANCE CORP. 2.18% 06/15/16 FLOAT	99,000
		206,875	1.57

INFORMATION TECHNOLOGY			5.00
COMPUTERS & PERIPHERALS
145,000	LEXMARK INT’L INC. 6.65% 06/01/18	162,768
150,000	SEAGATE HDD CAYMAN 6.875% 05/01/20	159,000
		321,768	2.45

ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	116,224
100,000	INGRAM MICRO INC. 5.25% 09/01/17	108,902
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	110,000
		335,126	2.55

MATERIALS			7.14
CHEMICALS
75,000	NOVA CHEMICALS CORP. 8.625% 11/01/19	78,375
		78,375	0.60

CONTAINERS & PACKAGING
100,000	BALL CORP. 6.75% 09/15/20	104,750
		104,750	0.80

METALS & MINING
100,000	ALCOA INC. 5.55% 02/01/17	107,296
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	111,000
100,000	PLAINS EXPLORATION & PRODUCTION 7.625% 04/01/20	106,500
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	161,513
150,000	VALE OVERSEAS LIMITED 6.25% 01/23/17	165,252
		651,561	4.95

PAPER & FOREST PRODUCTS
100,000	DOMTAR CORP. 7.125% 08/15/15	104,641
		104,641	0.79

TELECOMMUNICATION SERVICES			0.63
DIVERSIFIED TELECOM. SERVICES
82,625	BELLSOUTH TELECOM. 6.30% 12/15/15	83,159
		83,159	0.63

UTILITIES			1.99
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	53,041
100,000	OGE ENERGY CORP. 5.00% 11/15/14	100,410
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	108,531
		261,982	1.99

TOTAL CORPORATE BOND (Cost: $6,640,986)		6,740,158	51.23

PREFERRED STOCK
FINANCIALS			0.58
INSURANCE
3,000	METLIFE INC. 6.50% PFD	76,860
		76,860	0.58

TOTAL PREFERRED STOCK (Cost: $75,000)		76,860	0.58

SHORT TERM INVESTMENTS
MONEY MARKET			2.19
288,034	UMB MONEY MARKET FIDUCIARY	288,034
		288,034	2.19

TOTAL SHORT TERM INVESTMENTS (Cost: $288,034)		288,034	2.19

TOTAL INVESTMENT IN SECURITIES (Cost: $11,403,908)		13,069,144	99.33

OTHER ASSETS LESS LIABILITIES		87,774	0.67

TOTAL NET ASSETS		13,156,918	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Schedule of Investments (unaudited)

as of September 30, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			13.45
MEDIA
1,500	OMNICOM GROUP INC.	103,290
2,750	WALT DISNEY CO.	244,832
		348,122	3.58

SPECIALTY RETAIL
5,500	CONN’S INC. *	166,485
3,000	LITHIA MOTORS INC. A	227,070
1,250	O’REILLY AUTOMOTIVE INC. *	187,950
		581,505	5.98

TEXTILES, APPAREL & LUXURY GOODS
2,000	NIKE INC.	178,400
1,650	PVH CORP.	199,898
		378,298	3.89

CONSUMER STAPLES			5.22
FOOD & STAPLES RETAILING
3,250	CVS CAREMARK CORP.	258,667
3,250	WAL-MART STORES INC.	248,528
		507,195	5.22

ENERGY			10.55
ENERGY EQUIPMENT & SERVICES
4,000	HALLIBURTON CO.	258,040
10,200	HELIX ENERGY SOLUTIONS GROUP INC. *	225,012
4,250	HORNBECK OFFSHORE SERVICES INC. *	139,102
3,000	NATIONAL OILWELL VARCO INC.	228,300
4,500	TIDEWATER INC.	175,635
		1,026,089	10.55

FINANCIALS			7.16
COMMERCIAL BANKS
7,250	EAST WEST BANCORP INC.	246,500
3,850	JPMORGAN CHASE & CO.	231,924
		478,424	4.91

CONSUMER FINANCE
2,500	AMERICAN EXPRESS CO.	218,850
		218,850	2.25

INDUSTRIALS			27.66
AIR FREIGHT & LOGISTICS
500	UNITED PARCEL SERVICE INC. B	49,145
		49,145	0.51

COMMERCIAL SERVICES & SUPPLIES
4,000	TEAM INC. *	151,640
		151,640	1.56

CONSTRUCTION & ENGINEERING
4,200	CHICAGO BRIDGE & IRON CO. N.V.	242,970
		242,970	2.50

INDUSTRIAL CONGLOMERATES
9,250	GENERAL ELECTRIC CO.	236,985
		236,985	2.44

MACHINERY
1,700	CUMMINS INC.	224,366
3,000	NAVISTAR INT’L CORP. *	98,730
3,000	WABTEC CORP.	243,120
		566,216	5.82
MARINE
2,300	KIRBY CORP. *	271,055
		271,055	2.79

ROAD & RAIL
7,500	CSX CORP.	240,450
2,500	GENESEE & WYOMING INC. *	238,275
2,200	KANSAS CITY SOUTHERN	266,640
		745,365	7.66

TRADING COMPANIES & DISTRIBUTORS
2,850	DXP ENTERPRISES INC. *	209,988
9,250	MRC GLOBAL INC. *	215,710
		425,698	4.38

INFORMATION TECHNOLOGY			6.38
COMMUNICATIONS EQUIPMENT
2,750	QUALCOMM INC.	205,617
		205,617	2.11

IT SERVICES
1,150	INT’L BUSINESS MACHINES CORP.	218,305
		218,305	2.24

SOFTWARE
4,250	MICROSOFT CORP.	197,030
		197,030	2.03

TOTAL COMMON STOCK (Cost: $4,797,000)		6,848,509	70.42

CORPORATE BOND
CONSUMER DISCRETIONARY			4.66
AUTO COMPONENTS
100,000	DELPHI CORP. 6.125% 05/15/21	109,750
100,000	LEAR CORP. 8.125% 03/15/20	105,500
		215,250	2.21

DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19	115,870
		115,870	1.19

MEDIA
110,000	TIME WARNER CABLE INC. 5.85% 05/01/17	121,924
		121,924	1.26

ENERGY			3.84
ENERGY EQUIPMENT & SERVICES
100,000	SESI LLC 6.375% 05/01/19	104,000
		104,000	1.07

OIL, GAS & CONSUMABLE FUELS
100,000	CONTINENTAL RESOURCES 7.375% 10/01/20	110,000
150,000	PEABODY ENERGY CORP. 7.375% 11/01/16	159,000
		269,000	2.77

FINANCIALS			10.33
CAPITAL MARKETS
100,000	JEFFERIES GROUP INC. 5.50% 03/15/16	105,867
		105,867	1.09

COMMERCIAL BANKS
100,000	BANK OF AMERICA 1.985% 07/28/17 FLOAT	102,237
		102,237	1.05

CONSUMER FINANCE
150,000	FORD MOTOR CREDIT CO. 7.00% 04/15/15	155,160
		155,160	1.60

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	102,750
100,000	LEUCADIA NATIONAL CORP. 8.125% 09/15/15	106,425
150,000	NASDAQ OMX GROUP 5.25% 01/16/18	164,124
		373,299	3.84
REAL ESTATE INVESTMENT TRUSTS
125,000	CORRECTIONS CORP. OF AMERICA 4.125% 04/01/20	122,500
140,000	HEALTH CARE REIT INC. 3.625% 03/15/16	145,275
		267,775	2.75

HEALTH CARE			1.13
HEALTH CARE PROVIDERS & SERVICES
100,000	FRESENIUS MED CARE US 6.875% 07/15/17	110,000
		110,000	1.13

INDUSTRIALS			4.43
AEROSPACE & DEFENSE
100,000	B/E AEROSPACE INC. 6.875% 10/01/20	106,750
		106,750	1.10

MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	111,125
		111,125	1.14

TRADING COMPANIES & DISTRIBUTORS
100,000	AIRCASTLE 6.75% 04/15/17	106,750
95,000	INTL LEASE FINANCE CORP. 8.75% 03/15/17	105,925
		212,675	2.19

INFORMATION TECHNOLOGY			2.22
COMPUTERS & PERIPHERALS
100,000	SEAGATE HDD CAYMAN 6.875% 05/01/20	106,000
		106,000	1.09

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	110,000
		110,000	1.13

MATERIALS			2.23
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	106,486
		106,486	1.09

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	111,000
		111,000	1.14

TOTAL CORPORATE BOND (Cost: $2,770,450)		2,804,419	28.84

SHORT TERM INVESTMENTS
MONEY MARKET			0.52
50,482	UMB MONEY MARKET FIDUCIARY	50,482
		50,482	0.52

TOTAL SHORT TERM INVESTMENTS (Cost: $50,482)		50,482	0.52

TOTAL INVESTMENT IN SECURITIES (Cost: $7,617,931)		9,703,410	99.78

OTHER ASSETS LESS LIABILITIES		21,766	0.22

TOTAL NET ASSETS		9,725,176	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund

Schedule of Investments (unaudited)

as of September 30, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			17.16
AUTO COMPONENTS
2,500	JOHNSON CONTROLS INC.	110,000
		110,000	1.45

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	189,620
		189,620	2.50

MEDIA
3,650	TIME WARNER INC.	274,516
3,000	WALT DISNEY CO.	267,090
		541,606	7.13

SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	198,450
2,870	THE HOME DEPOT, INC.	263,294
		461,744	6.08

CONSUMER STAPLES			14.56
BEVERAGES
5,120	COCA-COLA CO.	218,419
		218,419	2.88

FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	189,750
2,950	WAL-MART STORES INC.	225,587
		415,337	5.47

FOOD PRODUCTS
3,000	KRAFT FOODS GROUP INC.	169,200
2,700	MONDELEZ INT’L INC.	92,515
		261,715	3.45

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	209,350
		209,350	2.76

ENERGY			4.28
ENERGY EQUIPMENT & SERVICES
1,675	NATIONAL OILWELL VARCO INC.	127,467
		127,467	1.68

OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	197,505
		197,505	2.60

FINANCIALS			18.45
CAPITAL MARKETS
4,000	LEGG MASON INC.	204,640
		204,640	2.70

COMMERCIAL BANKS
4,225	WELLS FARGO & CO.	219,151
		219,151	2.89

DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA CORP.	68,200
2,000	BERKSHIRE HATHAWAY INC. B *	276,280
2,850	CITIGROUP INC.	147,687
		492,167	6.48

INSURANCE
4,000	AMERICAN INT’L GROUP INC.	216,080
5,000	METLIFE INC.	268,600
		484,680	6.38

HEALTH CARE			3.67
PHARMACEUTICALS
2,615	JOHNSON & JOHNSON	278,733
		278,733	3.67

INDUSTRIALS			20.43
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	186,240
		186,240	2.45

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	161,450
1,200	UNITED PARCEL SERVICE INC. B	117,948
		279,398	3.68

INDUSTRIAL CONGLOMERATES
9,750	GENERAL ELECTRIC CO.	249,795
		249,795	3.29

MACHINERY
3,200	DEERE & CO.	262,368
2,350	ILLINOIS TOOL WORKS INC.	198,387
1,250	SPX CORP.	117,413
2,500	TIMKEN CO.	105,975
		684,143	9.01

TRADING COMPANIES & DISTRIBUTORS
5,000	NOW INC. *	152,050
		152,050	2.00

INFORMATION TECHNOLOGY			20.52
COMPUTERS & PERIPHERALS
3,290	APPLE INC.	331,468
		331,468	4.37

IT SERVICES
1,350	INT’L BUSINESS MACHINES CORP.	256,270
2,200	MASTERCARD INC.	162,624
		418,894	5.52

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	194,992
		194,992	2.57

SOFTWARE
7,000	MICROSOFT CORP.	324,520
7,500	ORACLE CORPORATION	287,100
		611,620	8.06

TOTAL COMMON STOCK (Cost: $5,373,352)		7,520,734	99.07

SHORT TERM INVESTMENTS
MONEY MARKET			2.56
194,614	UMB MONEY MARKET FIDUCIARY	194,614
		194,614	2.56

TOTAL SHORT TERM INVESTMENTS (Cost: $194,614)	194,614	2.56

TOTAL INVESTMENT IN SECURITIES (Cost: $5,567,965)	7,715,348	101.63

OTHER ASSETS LESS LIABILITIES	(123,543)	(1.63)

TOTAL NET ASSETS	7,591,804	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			32.83
AUTO COMPONENTS
12,000	DANA HOLDING CORP.	230,040
3,200	LEAR CORP.	276,512
		506,552	7.24

DISTRIBUTORS
3,500	POOL CORPORATION	188,720
		188,720	2.70

SPECIALTY RETAIL
8,000	CONN’S INC. *	242,160
5,500	GAMESTOP CORP. A	226,600
2,000	O’REILLY AUTOMOTIVE INC. *	300,720
6,500	PENSKE AUTOMOTIVE GROUP INC.	263,835
4,500	TRACTOR SUPPLY COMPANY	276,795
		1,310,110	18.73

TEXTILES, APPAREL & LUXURY GOODS
2,400	PVH CORP.	290,760
		290,760	4.16

CONSUMER STAPLES			2.12
BEVERAGES
2,300	DR PEPPER SNAPPLE GROUP INC.	147,913
		147,913	2.12

ENERGY			15.40
ENERGY EQUIPMENT & SERVICES
11,000	HELIX ENERGY SOLUTIONS GROUP INC. *	242,660
11,000	NOBLE CORPORATION	244,420
6,000	TIDEWATER INC.	234,180
		721,260	10.32

OIL, GAS & CONSUMABLE FUELS
5,000	CHESAPEAKE ENERGY CORP.	114,950
16,000	DENBURY RESOURCES INC.	240,480
		355,430	5.08

FINANCIALS			2.73
COMMERCIAL BANKS
7,700	CATHAY GENERAL BANCORP	191,191
		191,191	2.73

INDUSTRIALS			46.48
AIRLINES
4,500	SPIRIT AIRLINES INC. *	311,130
		311,130	4.45

CONSTRUCTION & ENGINEERING
4,800	CHICAGO BRIDGE & IRON CO. N.V.	277,680
		277,680	3.97

MACHINERY
1,800	GRACO INC.	131,364
4,000	JOY GLOBAL INC.	218,160

9,000	NAVISTAR INT’L CORP. *	296,190
4,100	WABTEC CORP.	332,264
		977,978	13.99

ROAD & RAIL
4,000	GENESEE & WYOMING INC.*	381,240
2,600	KANSAS CITY SOUTHERN	315,120
3,300	LANDSTAR SYSTEM INC.	238,227
12,000	SWIFT TRANSPORTATION CO. *	251,760
		1,186,347	16.97

TRADING COMPANIES & DISTRIBUTORS
10,500	MRC GLOBAL INC. *	244,860
1,000	W.W. GRAINGER, INC.	251,650
		496,510	7.10

MATERIALS			1.70
CHEMICALS
3,000	H.B. FULLER CO.	119,100
		119,100	1.70

TOTAL COMMON STOCK (Cost: $5,283,700)		7,080,681	101.26

TOTAL INVESTMENT IN SECURITIES (Cost: $5,283,700)		7,080,681	101.26

OTHER ASSETS LESS LIABILITIES		(88,345)	(1.26)

TOTAL NET ASSETS		6,992,336	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund

Schedule of Investments (unaudited)

as of September 30, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			16.23
AUTO COMPONENTS
190,000	GENTHERM INC. *	8,023,700
		8,023,700	4.48

HOTELS, RESTAURANTS & LEISURE
440,000	BRAVO BRIO RESTAURANT GROUP INC. *	5,706,800
		5,706,800	3.19

SPECIALTY RETAIL
225,000	CONN’S INC. *	6,810,750
65,000	HIBBETT SPORTS INC. *	2,770,950
235,000	SONIC AUTOMOTIVE INC.	5,759,850
		15,341,550	8.56

CONSUMER STAPLES			4.55
FOOD PRODUCTS
445,000	DARLING INGREDIENTS INC. *	8,152,400
		8,152,400	4.55

ENERGY			18.30
ENERGY EQUIPMENT & SERVICES
215,000	HORNBECK OFFSHORE SERVICES INC. *	7,036,950
300,000	MATRIX SERVICE CO. *	7,236,000
235,200	MITCHAM INDUSTRIES INC. *	2,598,960
225,000	NATURAL GAS SERVICES GROUP *	5,415,750
910,000	NORTH AMERICAN ENERGY PARTNERS INC.	5,860,400
755,000	PARKER DRILLING CO. *	3,729,700
		31,877,760	17.79

OIL, GAS & CONSUMABLE FUELS
1,000,000	INFINITY ENERGY RESOURCES INC. *	910,000
		910,000	0.51

FINANCIALS			9.35
COMMERCIAL BANKS
280,000	BBCN BANCORP INC.	4,085,200
240,000	EAST WEST BANCORP INC.	8,160,000
		12,245,200	6.84

CONSUMER FINANCE
250,000	REGIONAL MANAGEMENT CORP. *	4,487,500
		4,487,500	2.51

INDUSTRIALS			48.75
BUILDING PRODUCTS
165,595	INSTEEL INDUSTRIES INC.	3,404,633
415,000	NCI BUILDING SYSTEMS INC. *	8,051,000
		11,455,633	6.39

COMMERCIAL SERVICES & SUPPLIES
180,000	MOBILE MINI INC.	6,294,600
195,000	TEAM INC. *	7,392,450
		13,687,050	7.64

CONSTRUCTION & ENGINEERING
810,000	FURMANITE CORP. *	5,475,600
190,000	ORION MARINE GROUP INC. *	1,896,200
		7,371,800	4.12

MACHINERY
170,000	NAVISTAR INT’L CORP. *	5,594,700
		5,594,700	3.12

MARINE
77,000	KIRBY CORP. *	9,074,450
		9,074,450	5.07

ROAD & RAIL
185,000	SAIA INC. *	9,168,600
		9,168,600	5.12

TRADING COMPANIES & DISTRIBUTORS
130,000	DXP ENTERPRISES INC. *	9,578,400
283,000	MRC GLOBAL INC. *	6,599,560
245,000	RUSH ENTERPRISES INC. *	8,195,250
160,000	TAL INT’L GROUP INC.	6,600,000
		30,973,210	17.29

TELECOMMUNICATION SERVICES			3.81
DIVERSIFIED TELECOM. SERVICES
570,000	PREMIERE GLOBAL SERVICES INC. *	6,822,900
		6,822,900	3.81

TOTAL COMMON STOCK (Cost: $130,697,163)		180,893,253	100.99

TOTAL INVESTMENT IN SECURITIES (Cost: $130,697,163)		180,893,253	100.99

OTHER ASSETS LESS LIABILITIES		(1,771,048)	(0.99)

TOTAL NET ASSETS		179,122,206	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates fair market value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for the purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of September 30, 2014:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$23,864	$394,680	$1,026,089	$324,972	$1,076,690	$32,787,760
Materials	—	215,280	—	—	119,100	—
Industrials	—	741,002	2,689,074	1,551,626	3,249,645	87,325,443
Consumer Discretionary	23,702	582,468	1,307,925	1,302,970	2,296,142	29,072,050
Consumer Staples	97,246	1,099,044	507,195	1,104,821	147,913	8,152,400
Health Care	47,258	577,975	—	278,733	—	—
Financials	—	395,500	697,274	1,400,638	191,191	16,732,700
Information Technology	27,816	725,300	620,952	1,556,974	—	—
Telecommunication Services	31,716	541,833	—	—	—	6,822,900
Utilities	86,259	691,010	—	—	—	—

Preferred Stock
Financials	—	76,860	—	—	—	—
Level 1 Total	337,861	6,040,952	6,848,509	7,520,734	7,080,681	180,893,253

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	6,740,158	2,804,419	—	—	—
U.S. Government Fixed Income Securities	1,573,560	—	—	—	—	—
Short Term Investments

Money Market	—	288,034	50,482	194,614	—	—
Level 2 Total	1,573,560	7,028,192	2,854,901	194,614	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$1,911,421	$13,069,144	$9,703,410	$7,715,348	$7,080,681	$180,893,253

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended September 30, 2014. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2014, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On September 30, 2014, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Tax Cost of Securities	$1,819,661	$11,110,834	$7,567,450	$5,374,236	$5,283,700	$129,642,264
Gross Unrealized Appreciation	93,325	1,755,472	2,237,334	2,206,629	2,318,855	64,492,375
Gross Unrealized Depreciation	1,566	85,195	151,855	60,131	521,873	13,241,387
Net Unrealized Appreciation	91,760	1,670,276	2,085,479	2,146,498	1,796,981	51,250,989

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 24, 2014

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	November 24, 2014